CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss) Gain
Balance, shares at Dec. 31, 2020		467,003
Balance, amount at Dec. 31, 2020	$ 11,640,929	$ 701	$ 9,364,119	$ 551,146	$ 1,565,817	$ 159,146
Issuance of ordinary shares, net, shares		400,000
Issuance of ordinary shares, net, amount	29,047,088	$ 600	29,046,488	0	0	0
Share-based compensation, shares		101,000
Share-based compensation, amount	2,288,251	$ 152	2,288,099	0	0	0
Net loss	(1,249,881)	0	0	0	(1,249,881)	0
Appropriation to statutory reserve	0	0	0	168,658	(168,658)	0
Foreign currency translation gain	232,001	0	0	0	0	232,001
Balance, amount at Dec. 31, 2021	41,958,388	$ 1,453	40,698,706	719,804	147,278	391,147
Balance, Shares at Dec. 31, 2021		968,003
Issuance of ordinary shares, net, shares		533,333
Issuance of ordinary shares, net, amount	11,989,949	$ 800	11,989,149	0	0	0
Share-based compensation, shares		183,333
Share-based compensation, amount	2,832,500	$ 275	2,832,225	0	0	0
Net loss	(1,688,903)	0	0	0	(1,688,903)	0
Appropriation to statutory reserve	0	$ 0	0	286,580	(286,580)	0
Issuance of ordinary shares for acquisition, shares		466,667
Issuance of ordinary shares for acquisition, amount	7,700,000	$ 700	7,699,300	0	0	0
Foreign currency translation loss	(307,633)	0	0	0	0	(307,633)
Balance, amount at Dec. 31, 2022	62,484,301	$ 3,228	63,219,380	1,006,384	(1,828,205)	83,514
Balance, Shares at Dec. 31, 2022		2,151,336
Issuance of ordinary shares, net, shares		1,200,000
Issuance of ordinary shares, net, amount	8,925,000	$ 1,800	8,923,200	0	0	0
Net loss	(4,958,744)	0	0	0	(4,958,744)	0
Appropriation to statutory reserve	0	0	0	0	0	0
Foreign currency translation gain	86,378	0	0	0	0	86,378
Balance, amount at Dec. 31, 2023	$ 66,536,935	$ 5,028	$ 72,142,580	$ 1,006,384	$ (6,786,949)	$ 169,892
Balance, Shares at Dec. 31, 2023		3,351,336